Disposal of a subsidiary - Disclosure of analysis of assets and liabilities of disposal of a subsidiary (Details) - ACT Genomics Holdings Company Limited $ in Thousands	Oct. 01, 2025 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 3,682
Intangible assets	10,432
Goodwill	29,170
Other non-current assets	836
Inventories	1,600
Trade receivables	2,792
Deposits, prepayments and other receivables	879
Cash and cash equivalents	2,109
Deferred tax liabilities	(1,974)
Lease liabilities - non-current	(1,057)
Other non-current liabilities	(97)
Trade payables	(856)
Accrued expenses and other current liabilities	(3,880)
Contract liabilities	(63)
Lease liabilities - current	(554)
Net assets disposed of	$ 43,019